Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	$ 212,301	$ 138,113	$ 210,659	$ 65,048
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	168,030	123,629	182,188	64,917
International [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	$ 44,271	$ 14,484	$ 28,471	$ 131